INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
NOTE 4 - INVENTORY

NOTE 4 – INVENTORY

Inventory consisted of the following:

	December 31,	December 31
	2021	2020
Nebulizers and components	$48,671	$56,702
Oral liquid health products	41,943	-
Other	73,688	10,442
Total Inventory	$164,302	$67,144